Calvert
Global Energy Solutions Fund
June 30, 2021
Schedule of Investments (Unaudited)

Common Stocks — 99.1%

Security	Shares	Value
Australia — 0.5%
AusNet Services, Ltd.(1)	884,581	$ 1,159,394
		$ 1,159,394
Austria — 0.6%
Verbund AG	14,740	$ 1,357,862
		$ 1,357,862
Belgium — 0.9%
Umicore S.A.	32,974	$ 2,017,288
		$ 2,017,288
Brazil — 1.0%
Omega Geracao S.A.(2)	144,600	$1,104,749
Sao Martinho S.A.	164,952	1,198,553
		$2,303,302
Canada — 4.4%
Algonquin Power & Utilities Corp.(1)	93,203	$1,388,722
Boralex, Inc., Class A	41,373	1,259,947
Brookfield Renewable Partners L.P.	36,228	1,397,314
Canadian Solar, Inc.(1)(2)	40,728	1,826,244
Innergex Renewable Energy, Inc.(1)	72,070	1,252,911
Northland Power, Inc.(1)	41,636	1,420,447
TransAlta Renewables, Inc.(1)	73,110	1,228,526
		$9,774,111
China — 7.5%
BYD Co., Ltd., Class H	57,000	$1,710,928
China Everbright Environment Group, Ltd.	1,995,037	1,130,569
China High Speed Transmission Equipment Group Co., Ltd.(2)	1,805,000	1,145,541
China Longyuan Power Group Corp., Ltd., Class H	913,000	1,571,922
NIO, Inc. ADR(2)	37,390	1,989,148
Xinjiang Goldwind Science & Technology Co., Ltd., Class H(1)	910,100	1,421,972
Xinyi Energy Holdings, Ltd.	2,192,000	1,306,958
Xinyi Solar Holdings, Ltd.	1,072,000	2,307,396
XPENG, Inc. ADR(1)(2)	35,535	1,578,465
Yadea Group Holdings, Ltd.(3)	476,000	1,022,397
Zhuzhou CRRC Times Electric Co., Ltd., Class H(2)	217,300	1,283,491
		$16,468,787
Denmark — 2.5%
Novozymes A/S, Class B	17,292	$1,304,674
Orsted A/S(3)	10,457	1,467,759
ROCKWOOL International A/S, Class B	2,351	1,144,988
Vestas Wind Systems A/S	42,115	1,645,518
		$5,562,939
Security	Shares	Value
Finland — 0.5%
Neste Oyj	18,163	$ 1,114,156
		$ 1,114,156
France — 5.0%
Albioma S.A.	24,883	$ 1,018,641
Alstom S.A.(2)	21,202	1,071,247
Cie de Saint-Gobain	20,456	1,350,011
Danone S.A.	16,945	1,192,164
Engie S.A.	80,111	1,098,527
Legrand S.A.	12,802	1,356,798
Neoen S.A.(2)(3)	27,979	1,258,000
Nexans S.A.	13,634	1,244,121
Schneider Electric SE	9,433	1,487,061
		$11,076,570
Germany — 6.4%
Bayerische Motoren Werke AG	11,163	$1,183,451
Daimler AG	12,731	1,137,624
Deutsche Post AG	17,763	1,209,744
Encavis AG	63,915	1,209,134
Evonik Industries AG	32,585	1,093,989
Infineon Technologies AG	35,539	1,429,494
Nordex SE(2)	68,592	1,668,997
Siemens AG	9,428	1,496,966
Siemens Energy AG(2)	46,149	1,390,149
SMA Solar Technology AG	24,254	1,391,997
VERBIO Vereinigte BioEnergie AG	19,922	1,008,653
		$14,220,198
Greece — 0.5%
Terna Energy S.A.	70,307	$992,000
		$992,000
Ireland — 1.1%
CRH PLC	23,020	$1,168,704
Kingspan Group PLC	13,327	1,259,578
		$2,428,282
Italy — 2.6%
Enel SpA	120,664	$1,121,315
ERG SpA	38,225	1,133,742
Falck Renewables SpA(1)	153,761	1,014,494
Snam SpA(1)	205,057	1,186,204
Terna SpA	157,968	1,178,075
		$5,633,830
Japan — 4.3%
Daikin Industries, Ltd.	7,000	$1,304,448

Calvert
Global Energy Solutions Fund
June 30, 2021
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Japan (continued)
GS Yuasa Corp.	42,100	$ 1,076,589
Hitachi Metals, Ltd.(1)(2)	62,200	1,188,638
Meidensha Corp.	66,500	1,321,667
Mitsubishi Electric Corp.	85,600	1,242,675
Nidec Corp.	10,400	1,195,898
West Holdings Corp.	31,900	1,124,775
Yokogawa Electric Corp.	66,000	987,060
		$ 9,441,750
Netherlands — 1.3%
Alfen Beheer B.V.(2)(3)	18,435	$1,730,105
Signify NV(3)	19,192	1,218,267
		$2,948,372
New Zealand — 1.8%
Infratil, Ltd.	237,969	$1,280,694
Mercury NZ, Ltd.	262,862	1,225,041
Meridian Energy, Ltd.	380,233	1,417,688
		$3,923,423
Norway — 1.1%
Norsk Hydro ASA	184,609	$1,178,617
Scatec ASA(3)	46,282	1,226,636
		$2,405,253
Singapore — 1.8%
City Developments, Ltd.	209,300	$1,136,621
Maxeon Solar Technologies, Ltd.(2)	79,747	1,708,978
XP Power, Ltd.	15,440	1,191,915
		$4,037,514
South Korea — 1.9%
Ecopro BM Co., Ltd.	9,846	$1,853,679
LG Chem, Ltd.	3,014	2,275,840
		$4,129,519
Spain — 4.5%
Acciona S.A.	7,572	$1,143,585
Atlantica Sustainable Infrastructure PLC	33,474	1,245,902
EDP Renovaveis S.A.	56,726	1,316,143
Ence Energia y Celulosa S.A.(2)	233,798	951,550
Iberdrola S.A.	86,921	1,059,972
Red Electrica Corp. S.A.	60,321	1,119,931
Siemens Gamesa Renewable Energy S.A.(1)(2)	57,171	1,911,436
Solaria Energia y Medio Ambiente S.A.(2)	59,831	1,082,267
		$9,830,786
Security	Shares	Value
Sweden — 2.0%
AddTech AB	66,855	$ 1,109,793
Fabege AB	73,778	1,183,032
Munters Group AB(3)	94,450	844,840
Nibe Industrier AB, Class B	121,630	1,281,663
		$ 4,419,328
Switzerland — 1.6%
ABB, Ltd.	42,370	$ 1,439,506
Gurit Holding AG	532	1,161,267
Landis+Gyr Group AG	13,376	934,203
		$3,534,976
Taiwan — 5.3%
Chroma ATE, Inc.	173,000	$1,188,319
Delta Electronics, Inc.	199,000	2,161,908
Everlight Electronics Co., Ltd.	509,000	962,146
Kung Long Batteries Industrial Co., Ltd.	235,000	1,269,214
OptoTech Corp.	790,200	724,401
Simplo Technology Co., Ltd.	123,000	1,583,947
Sino-American Silicon Products, Inc.	285,000	1,974,445
Voltronic Power Technology Corp.	37,000	1,784,885
		$11,649,265
Thailand — 1.0%
BCPG PCL	2,117,837	$872,995
Energy Absolute PCL NVDR	667,200	1,271,700
		$2,144,695
United Kingdom — 4.4%
Croda International PLC	12,080	$1,232,089
easyJet PLC(2)	83,876	1,040,285
John Laing Group PLC(3)	211,485	1,170,620
Johnson Matthey PLC	27,373	1,165,439
Linde PLC	3,982	1,151,196
National Grid PLC	106,895	1,359,669
Smart Metering Systems PLC	123,282	1,482,521
United Utilities Group PLC	86,514	1,167,697
		$9,769,516
United States — 34.6%
3M Co.	5,895	$1,170,924
AAON, Inc.	15,841	991,488
Acuity Brands, Inc.	6,212	1,161,830
AES Corp. (The)	46,765	1,219,164
Alaska Air Group, Inc.(2)	17,298	1,043,242
Alphabet, Inc., Class A(2)	505	1,233,104
Ameresco, Inc., Class A(2)	17,230	1,080,666
American Superconductor Corp.(2)	79,946	1,390,261

Calvert
Global Energy Solutions Fund
June 30, 2021
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
United States (continued)
Aptiv PLC(2)	9,258	$ 1,456,561
Arcosa, Inc.	26,756	1,571,647
BorgWarner, Inc.	24,100	1,169,814
Brookfield Renewable Corp., Class A	32,462	1,361,456
Clearway Energy, Inc., Class C	44,152	1,169,145
Covanta Holding Corp.	78,470	1,381,857
Cree, Inc.(2)	12,370	1,211,394
Cummins, Inc.	4,653	1,134,448
Eaton Corp. PLC	9,910	1,468,464
Emerson Electric Co.	15,024	1,445,910
EnerSys	18,637	1,821,394
Enphase Energy, Inc.(2)	14,643	2,688,894
Enviva Partners L.P.	21,850	1,145,159
Equinix, Inc.	1,612	1,293,791
FedEx Corp.	3,802	1,134,251
First Solar, Inc.(2)	24,875	2,251,436
General Mills, Inc.	19,198	1,169,734
Gibraltar Industries, Inc.(2)	12,984	990,809
Hannon Armstrong Sustainable Infrastructure Capital, Inc.(1)	24,727	1,388,421
International Business Machines Corp.	8,326	1,220,508
Itron, Inc.(2)	11,515	1,151,270
Johnson Controls International PLC	21,244	1,457,976
Livent Corp.(1)(2)	86,431	1,673,304
Microsoft Corp.	4,843	1,311,969
MYR Group, Inc.(2)	17,704	1,609,648
NextEra Energy Partners, L.P.	19,383	1,480,086
NextEra Energy, Inc.	16,469	1,206,848
ON Semiconductor Corp.(2)	51,548	1,973,257
Ormat Technologies, Inc.	17,897	1,244,378
Owens Corning	11,457	1,121,640
Power Integrations, Inc.	22,063	1,810,490
Renewable Energy Group, Inc.(2)	20,276	1,264,006
Rockwell Automation, Inc.	5,141	1,470,429
SolarEdge Technologies, Inc.(2)	7,864	2,173,374
Stanley Black & Decker, Inc.	5,567	1,141,179
SunPower Corp.(2)	51,465	1,503,807
Sunrun, Inc.(1)(2)	31,219	1,741,396
Tenneco, Inc., Class A(2)	55,906	1,080,104
Tesla, Inc.(2)	2,763	1,878,011
TPI Composites, Inc.(2)	32,724	1,584,496
Trane Technologies PLC	7,538	1,388,047
Universal Display Corp.	8,979	1,996,301
Vicor Corp.(2)	17,811	1,883,335
Waste Management, Inc.	8,508	1,192,056
Whirlpool Corp.	5,049	1,100,783
Security	Shares	Value
United States (continued)
Willdan Group, Inc.(2)	32,917	$ 1,238,996
		$ 76,442,958
Total Common Stocks (identified cost $173,752,781)		$218,786,074

High Social Impact Investments — 0.1%

Security	Principal Amount (000's omitted)	Value
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23(4)(5)	$200	$ 196,004
ImpactAssets, Inc., Global Sustainable Agriculture Notes, 2.07%, 11/3/22(5)(6)	53	50,192
ImpactAssets, Inc., Microfinance Plus Notes, 0.46%, 11/3/22(5)(6)	68	61,529
Total High Social Impact Investments (identified cost $321,000)		$ 307,725

Short-Term Investments — 1.8%

Affiliated Fund — 0.1%
Description	Units	Value
Calvert Cash Reserves Fund, LLC, 0.07%(7)	299,902	$ 299,902
Total Affiliated Fund (identified cost $299,902)		$ 299,902

Securities Lending Collateral — 1.7%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 0.02%(8)	3,613,945	$ 3,613,945
Total Securities Lending Collateral (identified cost $3,613,945)		$ 3,613,945
Total Short-Term Investments (identified cost $3,913,847)		$ 3,913,847

Total Investments — 101.0% (identified cost $177,987,628)	$223,007,646
Other Assets, Less Liabilities — (1.0)%	$ (2,292,912)
Net Assets — 100.0%	$220,714,734

Calvert
Global Energy Solutions Fund
June 30, 2021
Schedule of Investments (Unaudited) — continued

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	All or a portion of this security was on loan at June 30, 2021. The aggregate market value of securities on loan at June 30, 2021 was $16,256,299 and the total market value of the collateral received by the Fund was $17,029,808, comprised of cash of $3,613,945 and U.S. government and/or agencies securities of $13,415,863.
(2)	Non-income producing security.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At June 30, 2021, the aggregate value of these securities is $9,938,624 or 4.5% of the Fund's net assets.
(4)	May be deemed to be an affiliated company.
(5)	Restricted security. Total market value of restricted securities amounts to $307,725, which represents 0.1% of the net assets of the Fund as of June 30, 2021.
(6)	Notes carry an interest rate that varies by period and is contingent on the performance of the underlying portfolio of loans to borrowers. The coupon rate shown represents the rate in effect at June 30, 2021.
(7)	Affiliated investment company, available to Calvert portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of
June 30, 2021.
(8)	Represents investment of cash collateral received in connection with securities lending.
At June 30, 2021, the concentration of the Fund’s investments in the various sectors, determined as a percentage of net assets, was as follows:
Economic Sectors	% of Net Assets
Industrials	36.4%
Utilities	23.9
Information Technology	17.4
Materials	8.0
Consumer Discretionary	6.9
Energy	2.1
Real Estate	1.6
Consumer Staples	1.6
Financials	0.6
Communication Services	0.6
High Social Impact Investments	0.1
Total	99.2%

Restricted Securities
Description	Acquisition Dates	Cost
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23	12/14/20	$200,000
ImpactAssets, Inc., Global Sustainable Agriculture Notes, 2.07%, 11/3/22	11/13/15	53,000
ImpactAssets, Inc., Microfinance Plus Notes, 0.46%, 11/3/22	11/13/15	68,000

Abbreviations:
ADR	– American Depositary Receipt
NVDR	– Non-Voting Depository Receipt
PCL	– Public Company Limited
At June 30, 2021, the value of the Fund's investment in Calvert Impact Capital, Inc. (the Notes) and affiliated funds was $495,906, which represents 0.2% of the Fund's net assets. Transactions in the Notes and affiliated funds by the Fund for the fiscal year to date ended June 30, 2021 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount/Units, end of period
High Social Impact Investments
Calvert Impact Capital, Inc., Community Investment Notes:
1.50%, 12/15/20(1)	$262,231	$ —	$ (263,568)	$ —	$ 1,337	$ —	$ 824	$ —
1.50%, 12/15/23(1)	—	200,000	—	—	(3,996)	196,004	1,633	200,000

Calvert
Global Energy Solutions Fund
June 30, 2021
Schedule of Investments (Unaudited) — continued

Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount/Units, end of period
Short-Term Investments
Calvert Cash Reserves Fund, LLC	$ 258,630	$ 36,533,921	$(36,492,595)	$ (66)	$ 12	$299,902	$ 700	299,902
Totals				$ (66)	$(2,647)	$495,906	$3,157

(1)	Restricted security.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of June 30, 2021, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$ —	$1,159,394	$ —	$1,159,394
Austria	—	1,357,862	—	1,357,862
Belgium	—	2,017,288	—	2,017,288
Brazil	2,303,302	—	—	2,303,302
Canada	9,774,111	—	—	9,774,111
China	3,567,613	12,901,174	—	16,468,787
Denmark	—	5,562,939	—	5,562,939
Finland	—	1,114,156	—	1,114,156
France	—	11,076,570	—	11,076,570
Germany	—	14,220,198	—	14,220,198
Greece	—	992,000	—	992,000
Ireland	—	2,428,282	—	2,428,282
Italy	—	5,633,830	—	5,633,830
Japan	—	9,441,750	—	9,441,750
Netherlands	—	2,948,372	—	2,948,372
New Zealand	—	3,923,423	—	3,923,423
Norway	—	2,405,253	—	2,405,253
Singapore	1,708,978	2,328,536	—	4,037,514
South Korea	—	4,129,519	—	4,129,519
Spain	1,245,902	8,584,884	—	9,830,786
Sweden	—	4,419,328	—	4,419,328
Switzerland	—	3,534,976	—	3,534,976
Taiwan	—	11,649,265	—	11,649,265
Thailand	—	2,144,695	—	2,144,695
United Kingdom	1,151,196	8,618,320	—	9,769,516
United States	76,442,958	—	—	76,442,958
Total Common Stocks	$96,194,060	$122,592,014(1)	$ —	$218,786,074
High Social Impact Investments	$ —	$307,725	$ —	$307,725

Calvert
Global Energy Solutions Fund
June 30, 2021
Schedule of Investments (Unaudited) — continued

Asset Description	Level 1	Level 2	Level 3	Total
Short-Term Investments:
Affiliated Fund	$ —	$299,902	$ —	$299,902
Securities Lending Collateral	3,613,945	—	—	3,613,945
Total Investments	$99,808,005	$123,199,641	$ —	$223,007,646

(1)	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.